Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 95.4%
Aerospace & Defense – 2.9%
L3Harris Technologies Inc	112,407	$24,756,518
Teledyne Technologies Inc*	59,570	25,590,081
		50,346,599
Airlines – 0.9%
Ryanair Holdings PLC (ADR)*	145,184	15,978,951
Auto Components – 0.5%
Visteon Corp*	83,978	7,926,683
Banks – 1.1%
SVB Financial Group*	30,034	19,428,394
Biotechnology – 2.6%
Abcam PLC (ADR)*	219,225	4,443,691
Ascendis Pharma A/S (ADR)*	51,146	8,152,161
BioMarin Pharmaceutical Inc*	132,117	10,211,323
Emergent BioSolutions Inc*	45,288	2,267,570
Neurocrine Biosciences Inc*	124,239	11,915,762
Sarepta Therapeutics Inc*	80,562	7,450,374
		44,440,881
Capital Markets – 4.8%
Cboe Global Markets Inc	112,589	13,945,273
Charles Schwab Corp	125,669	9,153,730
LPL Financial Holdings Inc	321,249	50,358,993
MSCI Inc	16,788	10,212,812
		83,670,808
Commercial Services & Supplies – 2.5%
Cimpress PLC*	151,696	13,171,764
Edenred	133,296	7,178,480
Ritchie Bros Auctioneers Inc#	373,845	23,051,283
		43,401,527
Containers & Packaging – 0.7%
Sealed Air Corp	220,622	12,087,879
Diversified Consumer Services – 1.5%
Courser Inc*	47,167	1,492,836
Frontdoor Inc*	261,779	10,968,540
Terminix Global Holdings Inc*	323,272	13,470,744
		25,932,120
Electric Utilities – 1.4%
Alliant Energy Corp	440,198	24,642,284
Electrical Equipment – 1.7%
Sensata Technologies Holding PLC*	552,794	30,248,888
Electronic Equipment, Instruments & Components – 5.2%
Dolby Laboratories Inc	119,723	10,535,624
Flex Ltd*	1,341,014	23,709,127
National Instruments Corp	443,238	17,388,227
TE Connectivity Ltd	274,447	37,659,617
		89,292,595
Entertainment – 1.0%
Liberty Media Corp-Liberty Formula One*	352,407	18,117,244
Equity Real Estate Investment Trusts (REITs) – 1.5%
Lamar Advertising Co	233,984	26,545,485
Health Care Equipment & Supplies – 8.1%
Boston Scientific Corp*	906,998	39,354,643
Cooper Cos Inc	88,521	36,586,614
Dentsply Sirona Inc	289,451	16,802,630
ICU Medical Inc*	77,585	18,106,787
STERIS PLC	78,998	16,137,711
Teleflex Inc	35,041	13,194,688
		140,183,073
Hotels, Restaurants & Leisure – 1.7%
Aramark	397,984	13,077,754
GVC Holdings PLC*	549,703	15,733,440
		28,811,194
Information Technology Services – 10.8%
Amdocs Ltd	394,087	29,836,327
Broadridge Financial Solutions Inc	230,179	38,357,029
Fidelity National Information Services Inc	201,094	24,469,118
Global Payments Inc	150,120	23,655,910
GoDaddy Inc*	425,888	29,684,394
WEX Inc*	147,797	26,032,964

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Wix.com Ltd*	72,930	$14,292,092
		186,327,834
Insurance – 6.1%
Aon PLC - Class A	94,501	27,005,551
Intact Financial Corp	269,530	35,645,044
Oscar Health Inc - Class A*,#	117,334	2,040,438
Ryan Specialty Group Holdings Inc - Class A*	360,031	12,194,250
WR Berkley Corp	393,121	28,768,595
		105,653,878
Internet & Direct Marketing Retail – 1.1%
Wayfair Inc*	74,651	19,074,077
Life Sciences Tools & Services – 3.8%
ICON PLC*	64,475	16,893,739
Illumina Inc*	29,387	11,919,661
PerkinElmer Inc	99,212	17,192,447
Waters Corp*	53,363	19,066,600
		65,072,447
Machinery – 3.2%
Ingersoll Rand Inc*	430,721	21,712,646
Rexnord Corp*	328,246	21,102,935
Wabtec Corp	139,441	12,021,209
		54,836,790
Oil, Gas & Consumable Fuels – 1.4%
Magellan Midstream Partners LP	540,710	24,645,562
Pharmaceuticals – 2.5%
Catalent Inc*	211,341	28,123,147
Elanco Animal Health Inc*	456,742	14,565,502
		42,688,649
Professional Services – 0.8%
Verisk Analytics Inc	67,710	13,560,282
Real Estate Management & Development – 0.6%
Redfin Corp*	196,786	9,858,979
Road & Rail – 2.2%
JB Hunt Transport Services Inc	228,924	38,280,671
Semiconductor & Semiconductor Equipment – 7.6%
KLA Corp	122,429	40,953,725
Lam Research Corp	31,001	17,644,219
Microchip Technology Inc	157,661	24,199,387
NXP Semiconductors NV	67,803	13,280,574
ON Semiconductor Corp*	751,225	34,383,568
		130,461,473
Software – 11.7%
Atlassian Corp PLC - Class A*	37,280	14,592,138
Ceridian HCM Holding Inc*	262,034	29,510,269
Constellation Software Inc/Canada	25,873	42,393,393
Dynatrace Inc*	219,643	15,588,064
j2 Global Inc*	69,640	9,514,217
Nice Ltd (ADR)*	142,135	40,372,025
SS&C Technologies Holdings Inc	637,161	44,218,973
Topicus.com Inc*	47,544	4,992,796
		201,181,875
Specialty Retail – 3.2%
Burlington Stores Inc*	44,931	12,741,084
CarMax Inc*	265,399	33,960,456
Olaplex Holdings Inc*	88,709	2,173,370
Vroom Inc*	252,070	5,563,185
		54,438,095
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	513,055	18,731,638
On Holding AG - Class A*	2,424	73,035
		18,804,673
Trading Companies & Distributors – 1.2%
Ferguson PLC	152,438	21,128,259
Total Common Stocks (cost $900,431,690)		1,647,068,149
Investment Companies– 4.6%
Money Markets – 4.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $79,041,008)	79,033,104	79,041,008
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	9,787,560	9,787,560

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.0400%, 10/1/21	$2,446,890	$2,446,890
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,234,450)		12,234,450
Total Investments (total cost $991,707,148) – 100.7%		1,738,343,607
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(12,729,930)
Net Assets – 100%		$1,725,613,677

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,475,819,701	84.9%
Canada	124,814,154	7.2
Israel	54,664,117	3.1
Ireland	32,872,690	1.9
United Kingdom	20,177,131	1.2
Australia	14,592,138	0.8
Denmark	8,152,161	0.5
France	7,178,480	0.4
Switzerland	73,035	0.0

Total	$1,738,343,607	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 4.6%
Money Markets - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$32,632	$3,439	$(3,439)	$79,041,008
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	13,746∆	-	-	9,787,560
Total Affiliated Investments - 5.2%	$46,378	$3,439	$(3,439)	$88,828,568

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 4.6%
Money Markets - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	67,878,884	231,268,246	(220,106,122)	79,041,008
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,859,857	82,906,020	(75,978,317)	9,787,560

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	10/28/21	(8,060,000)	$6,429,443	$65,118
Euro	10/28/21	(3,901,800)	4,629,952	108,650

				173,768
Citibank, National Association:
Canadian Dollar	10/28/21	507,000	(400,661)	(325)
Canadian Dollar	10/28/21	(6,051,000)	4,827,853	49,871
Euro	10/28/21	670,000	(787,698)	(11,319)
Euro	10/28/21	(3,508,600)	4,162,913	97,240

				135,467
Credit Suisse International:
Canadian Dollar	10/28/21	(14,035,000)	11,201,627	119,330
Euro	10/28/21	1,030,000	(1,211,990)	(18,453)
Euro	10/28/21	(1,424,000)	1,674,225	24,132

				125,009
HSBC Securities (USA), Inc.:
Canadian Dollar	10/28/21	(9,530,000)	7,604,108	79,043
Euro	10/28/21	2,485,000	(2,936,484)	(56,932)
Euro	10/28/21	(6,811,700)	8,080,788	187,570

				209,681
JPMorgan Chase Bank, National Association:
Canadian Dollar	10/28/21	(6,408,000)	5,112,267	52,392
Euro	10/28/21	817,000	(957,843)	(11,125)
Euro	10/28/21	(12,464,700)	14,791,373	347,609

				388,876
State Street:
Canadian Dollar	10/28/21	(349,000)	278,540	2,963
Euro	10/28/21	(505,000)	599,248	14,067

				17,030
Total				$1,049,831

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 17,768,982
Forward foreign currency exchange contracts, sold	85,516,056

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$36,223,047	$7,178,480	$-
Hotels, Restaurants & Leisure	13,077,754	15,733,440	-
Trading Companies & Distributors	-	21,128,259	-
All Other	1,553,727,169	-	-
Investment Companies	-	79,041,008	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,234,450	-
Total Investments in Securities	$1,603,027,970	$135,315,637	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,147,985	-
Total Assets	$1,603,027,970	$136,463,622	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$98,154	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $0 were transferred out of Level 3 to Level 1 since the current market for the securities with quoted prices are considered active.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70303 11-21